Common Stock - Reserved Shares (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Total	161,383,952	162,018,135	152,947,754
Exercise of stock options to purchase common stock
Class of Stock [Line Items]
Total	25,732,610	26,359,796	20,401,985
Exercise of common stock warrants to purchase common stock
Class of Stock [Line Items]
Total	5,149,716	5,149,716	117,630
Issuances of shares available under stock option plans
Class of Stock [Line Items]
Total	435,894	442,891	2,362,407
Conversion of convertible preferred stock
Class of Stock [Line Items]
Total	129,496,639	129,496,639	129,496,639
Conversion of convertible preferred stock warrants
Class of Stock [Line Items]
Total	569,093	569,093	569,093